Financial Instruments - Currency Risk- Sensitivity Analysis (Detail) - Ten percentage weakening in foreign currency vs us [member] $ in Millions	Dec. 31, 2018 USD ($)
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Impact on earnings from non-permanent intercompany loans	$ 23
Total impact on earnings	23
British Pounds Sterling [Member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Impact on earnings from financial assets and liabilities	1
Impact on earnings from non-permanent intercompany loans	(8)
Total impact on earnings	(7)
Euros [member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Impact on earnings from financial assets and liabilities	(1)
Impact on earnings from non-permanent intercompany loans	(21)
Total impact on earnings	(22)
Other Currencies [member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Impact on earnings from non-permanent intercompany loans	52
Total impact on earnings	$ 52